Schedule of Investments PIMCO Corporate & Income Strategy Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 36.6%
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		$3,700	$3,724
Altice France SA
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		395	393
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		1,480	1,476
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	75	87
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~		$7,004	6,973
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		3,563	3,577
AP Core Holdings II LLC 9.428% (TSFR3M + 5.500%) due 09/01/2027 ~		11,808	11,539
Bausch Health Cos., Inc. 9.918% (TSFR1M + 6.250%) due 10/08/2030 ~		6,249	6,048
BDO USA PC
8.166% (TSFR3M + 4.500%) due 08/31/2028 «~		183	181
8.640% (TSFR3M + 5.000%) due 08/31/2028 «~		2,388	2,385
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~		12,253	8,777
Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ		803	741
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~		3,226	3,097
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		5,648	5,820
Cyberswift U.S. Finco LLC 7.646% (TSFR3M + 4.000%) due 10/08/2032 ~		1,800	1,777
Databricks, Inc.
1.000% due 01/05/2032 ~µ		399	397
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		1,801	1,792
Dun & Bradstreet Corp.
0.500% - 5.500% due 08/26/2032 «~µ		174	174
0.500% - 5.500% (TSFR1M + 5.500%) due 08/26/2032 «~		1,732	1,698
Electronic Arts, Inc. TBD% due 03/24/2033		4,300	4,278
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	1,900	1,975
Envision Healthcare Corp. 11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		$9,319	9,599
Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		12,265	11,547
10.674% (TSFR3M + 7.000%) due 09/15/2033 ~		3,528	3,052
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		10,673	10,417
FPS Finance Co. 1 LLC 6.610% (EUR003M + 2.950%) due 05/26/2028 «~		200	200
Galaxy U.S. Opco, Inc. 12.667% (TSFR3M + 5.250%) due 07/31/2030 ~		5,944	5,158
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		5,199	5,212
Gray Television, Inc. 8.918% (TSFR1M + 5.250%) due 06/04/2029 ~		52	52
iHeartCommunications, Inc. 9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		535	470
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		8,164	7,159
ION Platform Finance U.S., Inc. 7.450% (TSFR3M + 3.750%) due 10/07/2032 ~		4,300	3,479
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~		9,426	6,397
9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ		1,257	1,258
J&J Ventures Gaming LLC 8.782% (TSFR1M + 5.000%) due 04/26/2028 «~		1,143	1,143
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		75	63
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		420	352
Magenta Security Holdings LLC
9.917% (TSFR3M + 6.250%) due 07/27/2028 ~		113	113
10.177% (TSFR3M + 6.250%) due 07/27/2028 ~		552	123
10.677% (TSFR3M + 6.750%) due 07/27/2028 ~		119	85
10.927% (TSFR3M + 7.000%) due 07/27/2028 ~		155	65
McAfee LLC 6.668% (TSFR1M + 3.000%) due 03/01/2029 ~		3,184	2,854
Mercury Aggregator LP TBD% due 04/03/2027 «~		2,172	0

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

MH Sub I LLC 7.918% (TSFR1M + 4.250%) due 12/31/2031 ~		2,074	1,392
MPH Acquisition Holdings LLC
7.417% (TSFR3M + 3.750%) due 12/31/2030 ~		5,006	5,005
8.528% (TSFR3M + 4.600%) due 12/31/2030 ~		10,418	9,276
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		3,200	2,137
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		223	170
Nexstar Broadcasting, Inc. TBD% due 03/18/2033		600	594
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		3,000	3,000
OCS Group Holdings Ltd. 8.980% due 11/28/2031 ~	GBP	1,800	2,374
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		$19,622	16,793
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		564	409
Polaris Newco LLC
6.026% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	5,286	5,204
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		$9,627	8,499
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	2,400	832
Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~		20,771	23,468
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		$7,886	6,940
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		5,841	5,939
Spruce Bidco II, Inc.
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~µ		275	274
0.500% - 8.371% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	23,500	147
0.500% - 8.371% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	219	156
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~		$1,211	1,201
Steenbok Lux Finco 2 SARL 1TBD% due 12/31/2028 ~	EUR	16,845	5,889
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		7,500	7,615
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$4,501	3,960
Stonepeak Bayou Holdings LP 6.450% (TSFR3M + 2.750%) due 10/01/2032 ~		4,200	4,091
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	6,500	7,343
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$15,583	14,434
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		8,240	8,395
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		21,143	19,969
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	32,793	4,234
Upfield BV TBD% due 10/31/2030	GBP	4,300	5,450
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		$1,415	615

Total Loan Participations and Assignments (Cost $336,897)			311,512

CORPORATE BONDS & NOTES 38.6%
BANKING & FINANCE 8.8%
Alamo Re Ltd.
12.590% (FHMMUSTF + 9.080%) due 06/07/2026 ~		300	304
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		2,900	2,957
Antares Holdings LP 6.350% due 10/23/2029 (m)		500	495
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		3,400	3,108
BGC Group, Inc. 6.600% due 06/10/2029 (m)		400	413
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	2,300	2,712
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		$250	250
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		250	250
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		800	813
CI Financial Corp. 7.500% due 05/30/2029 (m)		1,100	1,155
Commonwealth RE Ltd. 7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		3,300	3,322
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	1,000	306
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		$1,150	403
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		250	250
Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		500	507

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	508
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		500	509
F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (m)		200	190
6.500% due 06/04/2029 (m)		500	502
Ford Motor Credit Co. LLC 5.676% (SOFRRATE + 2.030%) due 03/20/2028 ~(m)		800	801
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		850	850
Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		250	250
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		520	529
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		250	259
GSPA Monetization Trust 6.422% due 10/09/2029 (m)		1,616	1,627
Hestia Re Ltd. 3.640% (BNMMDTSC + 0.100%) due 04/22/2029 ~		20	11
Integrity RE III Ltd. 29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		250	275
Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		400	412
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		400	415
ION Platform Finance SARL
6.500% due 09/30/2030 (m)	EUR	700	676
6.500% due 09/30/2030		100	97
6.875% due 09/30/2032 (m)		1,600	1,479
7.875% due 05/01/2029		3,600	3,883
7.875% due 05/01/2029 (m)		3,000	3,236
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (m)		$2,300	1,783
ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.000% due 08/01/2029 (m)		1,700	1,578
9.500% due 05/30/2029 (m)		900	848
Long Point Re IV Ltd. 7.810% (BRMMUSDF + 4.250%) due 06/01/2026 ~		4,300	4,311
Lower Ferry Re Ltd.
8.176% (MSMMUSTF + 4.646%) due 07/08/2030 ~		600	606
9.034% (MSMMUSTF + 5.504%) due 07/08/2030 ~		4,500	4,557
Luca RE Ltd. 10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		300	309
Marex Group PLC
5.829% due 05/08/2028 (m)		300	303
6.404% due 11/04/2029 (m)		200	206
Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		1,000	1,010
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		6,000	6,078
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		250	249
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	259
Polestar Re Ltd.
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		300	314
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		800	827
PRIO Luxembourg Holding SARL 6.750% due 10/15/2030 (m)		2,000	1,948
Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		250	250
14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		1,200	1,220
Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	250	289
Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		$1,800	1,821
15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		628	409
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	3	3
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	6,703	1,259
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$250	258
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		250	259
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (m)		8,521	8,024
Ursa Re II Ltd. 11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		250	252
Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		400	409
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~		800	823
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,178	0

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Winston RE Ltd. 15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		600	626

			74,842

INDUSTRIALS 26.0%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033 (m)		2,031	1,848
Altice France SA
6.875% due 10/15/2030 (m)		452	433
9.500% due 11/01/2029 (m)		1,295	1,309
ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	1,400	1,700
12.250% due 03/30/2029 (m)		$500	532
APLD ComputeCo 2 LLC 6.750% due 03/15/2031 (m)		500	497
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029 (m)		1,500	1,130
Beignet Investor LLC 6.581% due 05/30/2049 (m)		16,470	16,946
Centene Corp. 4.625% due 12/15/2029		200	190
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (m)		890	662
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (m)		1,980	1,427
Cerdia Finanz GmbH 9.375% due 10/03/2031 (m)		2,400	2,389
Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032 (m)	EUR	1,000	1,132
7.500% due 05/15/2030 (m)		11,600	13,546
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (m)		$5,800	5,064
7.000% due 06/15/2027 (m)		2,000	1,980
CoreWeave, Inc. 9.000% due 02/01/2031 (m)		1,800	1,715
CVR Energy, Inc. 7.500% due 02/15/2031 (m)		1,100	1,109
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		415	438
DISH DBS Corp.
5.250% due 12/01/2026		9,910	9,831
5.750% due 12/01/2028		10,820	10,472
7.750% due 07/01/2026		5,200	5,189
Ecopetrol SA
4.625% due 11/02/2031 (m)		3,000	2,668
7.750% due 02/01/2032 (m)		13,800	13,948
Flora Food Management BV
6.875% due 07/02/2029 (m)	EUR	1,000	1,086
7.500% due 10/31/2030		600	687
Ford Motor Co. 7.700% due 05/15/2097 (m)		$4,515	4,568
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	1,100	1,263
HCA, Inc. 7.500% due 11/15/2095 (m)		$1,200	1,279
HF Sinclair Corp. 6.250% due 01/15/2035 (m)		1,700	1,756
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(c)		7,128	7,128
Incora Top Holdco LLC 6.000% due 01/30/2033 «(l)		4,955	7,504
Intralot Capital Luxembourg SA
6.513% due 10/15/2031 •	EUR	1,800	1,993
6.750% due 10/15/2031 (m)		2,000	2,214
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (m)		$1,648	1,560
Kronos International, Inc. 9.500% due 03/15/2029 (m)	EUR	3,000	3,000
Motion Finco SARL 8.375% due 02/15/2032 (m)		$300	248
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (m)		1,400	1,446
New Albertsons LP 6.570% due 02/23/2028 (m)		5,600	5,632
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		1,250	675
Nexstar Media, Inc.
6.500% due 09/15/2033		1,100	1,109
7.250% due 04/15/2034 (b)		800	803
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (m)		6,700	6,090
Noble Finance II LLC 8.000% due 04/15/2030 (m)		10,400	10,713
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (b)		800	829

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

8.750% due 07/01/2034 (b)		500	524
Ocado Group PLC
10.500% due 08/08/2029 (m)	GBP	2,450	3,207
11.000% due 06/15/2030 (m)		4,250	5,618
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(d)		$4,400	1,514
9.750% due 05/17/2035 ^(d)		1,900	794
Petroleos Mexicanos
6.700% due 02/16/2032 (m)		3,488	3,417
6.840% due 01/23/2030 (m)		800	802
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		1,600	1,660
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,000	926
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027		11	17
Times Square Hotel Trust 8.528% due 08/01/2026		$109	109
Topaz Solar Farms LLC
4.875% due 09/30/2039		1,587	1,437
5.750% due 09/30/2039 (m)		4,816	4,794
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 8.250% due 05/15/2030 (m)	EUR	1,400	1,403
U.S. Renal Care, Inc. 10.625% due 06/28/2028		$842	703
Ubisoft Entertainment SA 0.878% due 11/24/2027 (m)	EUR	3,700	3,455
Valaris Ltd. 8.375% due 04/30/2030 (m)		$6,637	6,881
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	90,000	7,614
Venture Global LNG, Inc.
8.125% due 06/01/2028 (m)		$900	921
9.500% due 02/01/2029 (m)		4,370	4,727
Viridien
8.500% due 10/15/2030 (m)	EUR	1,356	1,650
10.000% due 10/15/2030 (m)		$2,601	2,770
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032 (m)	EUR	2,000	2,131
6.750% due 01/15/2033 (m)		$3,000	2,684
VZ Secured Financing BV 7.500% due 01/15/2033 (m)		1,900	1,793
Wayfair LLC 7.750% due 09/15/2030 (m)		1,300	1,354

			220,643

UTILITIES 3.8%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	9	131
FORESEA Holding SA
7.500% due 06/15/2030 (m)		$326	321
7.500% due 06/15/2030		456	448
NGD Holdings BV 6.750% due 12/31/2026		244	227
Nova Securitisation SARL
5.750% due 02/03/2031 (m)		3,500	3,391
6.500% due 02/03/2036 (m)		1,700	1,619
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 ^(c)(d)		12,899	6,256
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(c)(d)		26,267	279
Peru LNG SRL 5.375% due 03/22/2030 (m)		6,575	6,386
Qwest Corp. 7.375% due 05/01/2030		3,600	3,572
SW Finance I PLC
1.625% due 03/30/2027	GBP	2,300	2,922
2.375% due 05/28/2028		3,500	4,310
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (m)		$2,800	2,722

			32,584

Total Corporate Bonds & Notes (Cost $361,850)			328,069

CONVERTIBLE BONDS & NOTES 2.6%
INDUSTRIALS 2.6%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	14,000	15,636
DISH Network Corp. 3.375% due 08/15/2026		$3,400	3,303
Ubisoft Entertainment SA 2.375% due 11/15/2028	EUR	3,200	3,532

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Total Convertible Bonds & Notes (Cost $22,796)		22,471

MUNICIPAL BONDS & NOTES 0.7%
MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	$2,287	1,763

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	44,400	4,126

Total Municipal Bonds & Notes (Cost $8,132)		5,889

U.S. GOVERNMENT AGENCIES 3.7%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 6.153% due 11/25/2055 «~(m)	7,280	4,742
Federal Home Loan Mortgage Corp. REMICS 3.500% due 05/25/2050 (a)(m)	1,442	268
Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.762% due 01/25/2042 •	4,200	4,359
11.162% due 10/25/2041 •	5,300	5,452
11.462% due 11/25/2041 •	8,300	8,584
12.162% due 02/25/2042 •	2,100	2,212
Federal National Mortgage Association Connecticut Avenue Securities Trust
9.162% due 12/25/2041 •	1,200	1,229
9.662% due 12/25/2041 •	2,672	2,742
Federal National Mortgage Association Interest STRIPS 3.000% due 02/25/2043 (a)(m)	8,622	971
Federal National Mortgage Association REMICS 3.000% due 06/25/2050 (a)(m)	3,202	591

Total U.S. Government Agencies (Cost $36,264)		31,150

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
4.875% due 08/15/2045 (q)	454	453
U.S. Treasury Notes
4.250% due 08/15/2035 (o)(q)	827	824

Total U.S. Treasury Obligations (Cost $1,312)		1,277

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Atrium Hotel Portfolio Trust 5.470% due 12/15/2036 •(m)	4,600	4,522
Banc of America Funding Trust 6.000% due 07/25/2037	138	118
Banc of America Mortgage Trust 6.000% due 03/25/2037	104	89
BCAP LLC Trust
3.477% due 08/28/2037 ~	458	455
3.606% due 03/27/2036 ~	1,078	732
4.447% due 03/26/2037 þ	577	988
Bear Stearns ALT-A Trust
4.132% due 08/25/2036 ~	520	232
4.293% due 01/25/2036 •	300	294
4.336% due 11/25/2035 ~	1,565	1,447
4.433% due 11/25/2036 ~	2,169	1,081
4.625% due 09/25/2035 ~	186	80
Bear Stearns ALT-A Trust II 4.164% due 09/25/2047 ~	3,355	1,569
CD Mortgage Trust 5.688% due 10/15/2048	231	219
Chase Mortgage Finance Trust
4.658% due 12/25/2035 ~	3	3
6.000% due 07/25/2037	526	218
CHL Mortgage Pass-Through Trust
4.096% due 09/20/2036 ~	94	85
6.000% due 07/25/2037	1,101	447
Citigroup Mortgage Loan Trust, Inc. 4.593% due 04/25/2037 ~	80	72
CLNY Trust
6.059% due 11/15/2038 •	1,500	1,438
6.755% due 11/15/2038 •	1,100	1,037
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	194	77
5.750% due 01/25/2035	80	80
5.750% due 02/25/2035	160	105
5.750% due 03/25/2037	360	177
6.000% due 02/25/2035	559	456
6.000% due 04/25/2036	631	267
6.000% due 02/25/2037	3,865	1,315
6.000% due 04/25/2037	698	297
6.250% due 12/25/2036 •	1,012	401

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

6.500% due 08/25/2036	367	104
Countrywide Alternative Loan Trust Resecuritization 6.000% due 08/25/2037 ~	660	322
CSMC Trust Capital Certificates 4.807% due 10/26/2036 ~	3,663	3,145
GSR Mortgage Loan Trust
4.413% due 08/25/2034 ~	200	190
6.000% due 02/25/2036	1,225	426
HarborView Mortgage Loan Trust
4.271% due 01/19/2036 •	177	185
4.299% due 06/19/2036 ~	3,187	1,281
Hilton USA Trust 2.828% due 11/05/2035	800	686
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037	3,359	974
Jefferies Resecuritization Trust 6.000% due 05/26/2036	6,654	2,656
JP Morgan Alternative Loan Trust
4.108% due 03/25/2037 ~	594	526
6.000% due 12/25/2035	690	449
JP Morgan Chase Commercial Mortgage Securities Trust
4.860% due 07/05/2033 •	510	499
5.787% due 12/15/2036 •	1,000	13
6.537% due 12/15/2036 •	2,500	6
JP Morgan Mortgage Trust
5.182% due 04/25/2037 ~	2	2
5.265% due 01/25/2037 ~	160	135
5.299% due 02/25/2036 ~	696	453
Lehman Mortgage Trust 6.000% due 07/25/2037	4	4
Lehman XS Trust 4.233% due 06/25/2047 •	601	577
MASTR Alternative Loan Trust 6.750% due 07/25/2036	1,447	531
Merrill Lynch Mortgage Investors Trust 4.342% due 03/25/2036 ~	307	141
Morgan Stanley Capital I Trust 6.170% due 11/15/2034 •	504	498
New Orleans Hotel Trust 5.309% due 04/15/2032 •(m)	800	789
PRPM LLC
5.503% due 08/25/2030 þ(m)	911	909
5.729% due 07/25/2030 þ	901	899
RALI Trust
3.510% due 12/26/2034 ~	780	253
4.253% due 05/25/2037 •	68	60
6.000% due 08/25/2036	103	90
Residential Asset Securitization Trust
6.000% due 11/25/2036	2,412	791
6.250% due 09/25/2037	2,407	854
RFMSI Trust
4.851% due 02/25/2037 ~	647	420
6.500% due 03/25/2032	32	33
Sequoia Mortgage Trust
3.064% due 07/20/2037 ~	171	125
4.107% due 02/20/2047 ~	97	74
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037 (m)	1,200	1,146
STARM Mortgage Loan Trust
5.604% due 04/25/2037 ~	92	47
5.644% due 02/25/2037 ~	60	52
Structured Adjustable Rate Mortgage Loan Trust
4.219% due 01/25/2036 ~	1,038	549
4.638% due 07/25/2035 ~	208	184
4.960% due 11/25/2036 ~	811	629
WaMu Mortgage Pass-Through Certificates Trust
3.707% due 10/25/2036 ~	565	503
3.817% due 07/25/2037 ~	166	150
3.996% due 02/25/2037 ~	197	172
4.647% due 07/25/2037 ~	355	327
Washington Mutual Mortgage Pass-Through Certificates Trust
4.699% due 05/25/2047 •	4	13
6.000% due 10/25/2035	777	622
Worldwide Plaza Trust 3.526% due 11/10/2036	2,032	1,624
WSTN Trust
7.690% due 07/05/2037 ~(m)	1,300	1,311
8.455% due 07/05/2037 ~(m)	1,300	1,301

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

9.835% due 07/05/2037 ~		1,100	1,106

Total Non-Agency Mortgage-Backed Securities (Cost $63,310)			47,137

ASSET-BACKED SECURITIES 7.9%
AUTOMOBILE ABS OTHER 0.3%
Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033		1,255	1,260
6.942% due 06/15/2033		554	553
10.219% due 06/15/2033		960	965

			2,778

CMBS OTHER 0.0%
LNR CDO III Ltd. 4.069% due 02/28/2043 •		1,558	0

HOME EQUITY OTHER 3.6%
ACE Securities Corp. Home Equity Loan Trust 4.378% due 02/25/2036 •		24,318	22,188
Argent Securities Trust 4.173% due 03/25/2036 •		2,793	1,580
Bear Stearns Asset-Backed Securities I Trust 4.073% due 10/25/2036 •		853	842
Citigroup Mortgage Loan Trust, Inc. 4.113% due 12/25/2036 •		1,127	634
Home Equity Mortgage Loan Asset-Backed Trust 4.113% due 07/25/2037 •		6,839	3,818
Merrill Lynch Mortgage Investors Trust 4.113% due 04/25/2037 •		302	137
Morgan Stanley ABS Capital I, Inc. Trust 4.093% due 06/25/2036 •		208	186
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~		345	193
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.563% due 10/25/2034 •		573	548

			30,126

HOME EQUITY SEQUENTIAL 0.2%
JP Morgan Mortgage Acquisition Trust 4.102% due 10/25/2030 þ		3,055	1,493

WHOLE LOAN COLLATERAL 2.7%
Bear Stearns Asset-Backed Securities Trust 6.500% due 10/25/2036		343	109
First Franklin Mortgage Loan Trust
4.738% due 09/25/2035 •		3,326	3,137
4.768% due 05/25/2036 •		5,333	4,917
Lehman XS Trust 5.670% due 08/25/2035 þ		11	11
Pretium Mortgage Credit Partners LLC
5.180% due 01/25/2056 þ		2,631	2,612
5.184% due 11/25/2055 þ		1,126	1,119
5.193% due 10/25/2055 þ(m)		1,822	1,824
5.342% due 12/25/2055 þ(m)		2,170	2,163
5.510% due 04/25/2056 þ		1,300	1,301
5.657% due 08/25/2055 þ		901	903
5.732% due 08/25/2055 þ		938	941
5.744% due 06/25/2055 þ(m)		2,158	2,163
RCO X Mortgage LLC 5.418% due 10/25/2030 þ		642	640
Residential Asset Mortgage Products Trust 4.993% due 01/25/2035 •		1,361	1,327

			23,167

OTHER ABS 1.1%
Adagio VI CLO DAC 0.000% due 04/30/2031 ~	EUR	1,343	336
Apidos CLO XXVIII 0.000% due 10/20/2038 ~		$5,183	1,485
Avoca CLO XIII DAC 0.000% due 04/15/2034 ~	EUR	1,600	620
Belle Haven ABS CDO Ltd. 7.000% due 07/05/2046 •		$175,347	383
Carlyle U.S. CLO Ltd. 0.000% due 10/21/2037 ~		1,895	102
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,300	251
0.000% due 03/31/2038 ~		1,221	626
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		400	142

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Marble Point CLO XXIII Ltd. 0.000% due 01/22/2052 ~		2,150	592
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		7	0
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		3	1,045
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		4	742
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		1	305
0.000% due 10/15/2048 «(g)		1	238
Taberna Preferred Funding V Ltd. 4.305% due 08/05/2036 •		2,904	2,730

			9,597

Total Asset-Backed Securities (Cost $85,350)			67,161

SOVEREIGN ISSUES 11.0%
Angola Government International Bonds
8.000% due 11/26/2029		2,420	2,396
8.250% due 05/09/2028		3,600	3,635
9.375% due 03/31/2033		3,500	3,467
9.875% due 03/31/2037		3,500	3,468
Argentina Bonar Bonds 0.750% due 07/09/2030 þ		2,003	1,628
Argentina Republic Government International Bonds
1.000% due 07/09/2029		468	412
3.500% due 07/09/2041 þ		5,955	3,996
4.125% due 07/09/2046 þ		107	74
5.000% due 01/09/2038 þ		10,995	8,313
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		815	789
Colombia Government International Bonds
1.000% due 03/26/2031	COP	228,100	48
3.750% due 09/19/2028 (m)	EUR	400	453
5.000% due 09/19/2032 (m)		400	436
5.375% due 01/21/2029		$1,400	1,389
5.625% due 02/19/2036 (m)	EUR	400	424
6.125% due 01/21/2031		$400	394
Colombia TES
1.000% due 08/22/2029	COP	372,900	94
9.250% due 05/28/2042		101,000	21
11.000% due 08/22/2029		2,039,000	514
11.500% due 07/25/2046		804,600	194
11.750% due 01/24/2035		61,792,300	15,321
12.000% due 03/13/2058		2,500	1
12.750% due 11/28/2040		2,018,900	535
Costa Rica Government International Bonds 5.500% due 11/21/2030 (m)	EUR	1,250	1,479
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	305,500	657
Dominican Republic International Bonds
10.500% due 03/15/2037 (m)	DOP	366,500	6,293
10.750% due 06/01/2036 (m)		73,100	1,271
11.250% due 09/15/2035 (m)		16,900	302
Ecuador Government International Bonds 0.000% due 07/31/2030 (g)		$900	754
Egypt Government Bonds 19.698% due 10/14/2030	EGP	761,200	13,712
El Salvador Government International Bonds 8.625% due 02/28/2029		$2,600	2,714
Ghana Government International Bonds
0.000% due 07/03/2026 (g)		11	11
0.000% due 01/03/2030 (g)		59	50
5.000% due 07/03/2029 þ		296	283
Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	314	362
3.900% due 01/30/2033		693	824
4.000% due 01/30/2037		543	634
4.200% due 01/30/2042		678	784
Peru Government International Bonds
6.900% due 08/12/2037	PEN	1,600	457
6.950% due 08/12/2031		2,481	773
Republic of Kenya Government International Bonds
7.875% due 02/26/2034 (m)		$2,300	2,094
8.700% due 02/26/2039		2,300	2,087
Romania Government International Bonds
5.125% due 09/24/2031 (m)	EUR	1,000	1,148
5.375% due 03/22/2031 (m)		1,010	1,177
5.875% due 07/11/2032 (m)		1,000	1,173
Russia Foreign Bonds - Eurobond 1.125% due 11/20/2027 «		100	0
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	300	7
39.740% (BISTREFI) due 08/19/2026 ~		200	4
39.740% (BISTREFI) due 05/17/2028 ~(m)		35,400	794

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

40.299% (BISTREFI) due 09/06/2028 ~(m)	177,300	3,974
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)	$29	17
0.000% due 02/01/2034 þ(i)	107	46
0.000% due 02/01/2035 þ(i)	90	42
0.000% due 02/01/2036 þ(i)	75	35
4.500% due 02/01/2034 þ	131	70
4.500% due 02/01/2035 þ	183	96
4.500% due 02/01/2036 þ	210	108
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(d)	240	92
9.250% due 09/15/2027 ^(d)	1,508	724
9.250% due 05/07/2028 ^(d)	1,000	460
11.950% due 08/05/2031 ^(d)	500	257

Total Sovereign Issues (Cost $94,433)		93,767

	SHARES
COMMON STOCKS 5.9%
COMMUNICATION SERVICES 0.7%
Clear Channel Outdoor Holdings, Inc. (e)	531,903	1,260
iHeartMedia, Inc. Class A (e)	126,306	369
iHeartMedia, Inc. Class B «(e)	98,039	252
Promotora de Informaciones SA Class A (e)	454,519	158
SES SA «(e)	173,216	2,598
Uniti Group, Inc. (e)	107,010	1,004

		5,641

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(l)	21,355,531	0
West Marine «(e)(l)	2,500	16

		16

FINANCIALS 1.4%
Banca Monte dei Paschi di Siena SpA	687,000	5,995
Windstream Services LLC (e)	591,921	5,552
XBP Global Holdings, Inc. (e)	658	3

		11,550

HEALTH CARE 2.5%
AmSurg Corp. «(e)(l)	488,175	21,467

INDUSTRIALS 1.3%
Drillco Holdings Luxembourg SA «(l)	44,290	1,019
Foresea Holdings SA «	18,411	423
Incora New Equity «(e)(l)	217,553	8,239
Luxco Co. Ltd. «(e)(l)	46,054	852
Westmoreland Mining Holdings «(e)(l)	50,075	30
Westmoreland Mining LLC «(e)(l)	157,802	671

		11,234

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(e)(l)	3,207	199

Total Common Stocks (Cost $48,241)		50,107

WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
Windstream Holdings II LLC - Exp. 08/01/2035	115,309	1,080

CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028 «	324	0

Total Warrants (Cost $702)		1,080

PREFERRED SECURITIES 2.1%
BANKING & FINANCE 1.5%
ADLER Group SA «	1,196,075	0
AGFC Capital Trust I 5.684% (US0003M + 1.750%) due 01/15/2067 ~(m)	2,300,000	1,440
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	70,000	59

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Compeer Financial ACA 4.875% due 08/15/2026 •(j)		1,600,000	1,583
WAFC Voussoir «		6,151,619	6,152
Windstream Holdings II LLC 11.000% «		3,776	4,018

			13,252

INDUSTRIALS 0.6%
Clover Holdings, Inc. 0.000% «(l)		13,811	261
SVB Financial Trust
0.000% due 11/07/2032 (g)		18,840	1
11.000% due 11/07/2032		3,654	1,727
Syniverse Holdings, Inc. 12.500% «(l)		2,651,219	2,231
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(j)		540,000	538

			4,758

Total Preferred Securities (Cost $18,412)			18,010

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
VICI Properties, Inc.		77,566	2,119

Total Real Estate Investment Trusts (Cost $316)			2,119

SHORT-TERM INSTRUMENTS 2.5%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (k)		517,410	517

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (g)(h)	EGP	12,500	201

NIGERIA TREASURY BILLS 2.2%
20.606% due 01/14/2027 - 01/28/2027 (f)(g)	NGN	29,168,700	18,334

TURKEY TREASURY BILLS 0.0%
38.685% due 04/07/2026 (f)(g)	TRY	14,000	313

U.S. TREASURY BILLS 0.2%
3.648% due 04/07/2026 - 06/30/2026 (f)(g)(q)		$1,382	1,377

Total Short-Term Instruments (Cost $20,407)			20,742

Total Investments in Securities (Cost $1,098,422)			1,000,491

		SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III		5,094,100	49,611

Total Short-Term Instruments (Cost $49,614)			49,611

Total Investments in Affiliates (Cost $49,614)			49,611

Total Investments 123.5% (Cost $1,148,036)			$1,050,102
Financial Derivative Instruments (n)(p) 0.3%(Cost or Premiums, net $(19,500))			2,789
Other Assets and Liabilities, net (23.8)%			(202,554)

Net Assets Applicable to Common Shareholders 100.0%			$850,337

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Payment in-kind security.
(d)		Security is not accruing income as of the date of this report.
(e)		Security did not produce income within the last twelve months.
(f)		Coupon represents a weighted average yield to maturity.
(g)		Zero coupon security.
(h)		Coupon represents a yield to maturity.
(i)		Security becomes interest bearing at a future date.
(j)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)		Coupon represents a 7-Day Yield.
(l)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.		11/02/2023 - 11/06/2023		$20,398	$21,467	2.53%
Clover Holdings, Inc.		12/09/2024		206	261	0.03
Drillco Holdings Luxembourg SA		06/08/2023		886	1,019	0.12
Incora New Equity		01/31/2025		10,568	8,239	0.97
Incora Top Holdco LLC 6.000% due 01/30/2033		01/31/2025 - 01/31/2026		4,955	7,504	0.88
Luxco Co. Ltd.		10/01/2025		810	852	0.10
MNSN Holdings, Inc.		03/16/2023 - 03/29/2023		36	199	0.03
Steinhoff International Holdings NV		06/30/2023 - 10/30/2023		0	0	0.00
Syniverse Holdings, Inc.		05/12/2022 - 11/30/2025		2,617	2,231	0.26
West Marine		09/12/2023		36	16	0.00
Westmoreland Mining Holdings		12/08/2014 - 10/19/2016		1,442	30	0.00
Westmoreland Mining LLC		06/30/2023 - 02/03/2025		656	671	0.08

				$42,610	$42,489	5.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	3.550%	03/25/2026	06/12/2026		$(1,148)	$(1,149)
BPS	(0.500)	01/26/2026	TBD(2)	EUR	(342)	(395)
	2.250	02/26/2026	TBD(2)		(1,447)	(1,676)
	4.173	03/26/2026	06/26/2026	GBP	(5,122)	(6,784)
BRC	1.400	02/24/2026	TBD(2)	EUR	(1,394)	(1,614)
	1.550	02/03/2026	TBD(2)		(185)	(214)
	1.550	03/17/2026	TBD(2)		(701)	(811)
	3.000	12/12/2025	TBD(2)		$(4,751)	(4,794)
	3.250	12/19/2025	TBD(2)	GBP	(400)	(534)
	3.900	02/03/2026	TBD(2)		$(1,603)	(1,613)
	3.950	02/03/2026	TBD(2)		(6,265)	(6,304)
	4.000	02/03/2026	TBD(2)		(4,838)	(4,869)
BYR	4.130	03/16/2026	06/16/2026		(13,265)	(13,289)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

4.130	03/23/2026	06/16/2026	(1,621)	(1,623)
CDC	4.030	03/10/2026	07/08/2026	(4,321)	(4,332)
4.130	03/10/2026	04/02/2026	(358)	(359)
4.130	03/10/2026	07/08/2026	(4,387)	(4,398)
4.130	03/23/2026	07/21/2026	(1,685)	(1,687)
4.140	03/02/2026	06/01/2026	(15,909)	(15,964)
4.140	03/10/2026	06/01/2026	(5,547)	(5,561)
4.150	03/16/2026	04/02/2026	(420)	(421)
4.170	03/02/2026	04/02/2026	(1,426)	(1,431)
4.180	01/23/2026	04/23/2026	(7,042)	(7,097)
DBL	4.120	03/13/2026	05/08/2026	(5,105)	(5,117)
4.135	03/20/2026	06/26/2026	(711)	(712)
4.235	03/20/2026	06/26/2026	(1,131)	(1,132)
4.335	03/20/2026	06/26/2026	(1,111)	(1,113)
DEU	3.900	03/12/2026	04/13/2026	(4,363)	(4,372)
4.050	03/12/2026	04/13/2026	(1,571)	(1,574)
IND	4.190	03/26/2026	04/15/2026	(1,684)	(1,685)
4.230	03/26/2026	04/15/2026	(367)	(367)
MBC	2.200	02/26/2026	TBD(2)	EUR	(2,288)	(2,650)
MYI	1.200	02/27/2026	TBD(2)	(2,835)	(3,281)
1.350	03/26/2026	TBD(2)	(1,178)	(1,362)
3.300	12/29/2025	TBD(2)	GBP	(210)	(280)
3.600	12/12/2025	TBD(2)	$(201)	(203)
RDR	4.000	12/18/2025	TBD(2)	(16,644)	(16,836)
RTA	4.155	02/20/2026	08/20/2026	(3,911)	(3,930)
4.155	03/02/2026	09/02/2026	(6,901)	(6,925)
4.155	03/10/2026	09/02/2026	(2,197)	(2,202)
4.155	03/26/2026	08/20/2026	(2,450)	(2,451)
4.155	03/26/2026	09/18/2026	(328)	(329)
4.380	03/05/2026	05/04/2026	(2,637)	(2,646)
4.430	03/05/2026	05/04/2026	(3,038)	(3,048)
SCX	4.020	03/03/2026	04/02/2026	(1,999)	(2,006)
4.050	02/17/2026	TBD(2)	(4,528)	(4,550)
4.100	12/12/2025	TBD(2)	(1,298)	(1,315)
4.100	02/10/2026	TBD(2)	(5,571)	(5,602)
SOG	2.110	02/06/2026	TBD(2)	EUR	(1,048)	(1,215)
2.110	02/26/2026	TBD(2)	(1,012)	(1,172)
2.120	01/23/2026	TBD(2)	(838)	(972)
2.170	02/27/2026	TBD(2)	(2,108)	(2,442)
2.180	02/26/2026	TBD(2)	(7,262)	(8,411)
4.000	02/20/2026	TBD(2)	$(10,543)	(10,590)
4.000	03/06/2026	TBD(2)	(626)	(628)
4.190	03/30/2026	04/08/2026	(4,162)	(4,163)
4.220	01/16/2026	04/16/2026	(787)	(794)
4.220	03/02/2026	04/16/2026	(5,988)	(6,009)
4.220	03/18/2026	04/16/2026	(6,618)	(6,629)
TDM	3.850	12/12/2025	TBD(2)	(2,207)	(2,233)
UBS	2.090	02/26/2026	TBD(2)	EUR	(214)	(248)
2.190	02/27/2026	TBD(2)	(1,731)	(2,005)
2.329	03/27/2026	06/29/2026	(2,728)	(3,155)

Total Reverse Repurchase Agreements	$(213,273)

(m)	Securities with an aggregate market value of $234,259 and cash of $5,099 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(116,070) at a weighted average interest rate of 4.194%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Morgan Stanley	1.000%	Quarterly	06/20/2026	0.303%	$600	$2	$(1)	$1	$0	$0
Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030	2.514	1,500	46	109	155	6	0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.088	EUR	400	(38)	4	(34)	0	(6)
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418	100	(14)	0	(14)	0	(1)
Worldline SA/France	5.000	Quarterly	12/20/2030	10.922	12,900	(2,100)	(586)	(2,686)	0	(190)

$(2,104)	$(474)	$(2,578)	$6	$(197)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	17,230	$(76)	$(659)	$(735)	$55	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		7,800	757	1,439	2,196	0	(23)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		2,800	311	196	507	0	(9)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,600	328	998	1,326	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		$56,800	(705)	1,681	976	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		44,900	172	(993)	(821)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		32,300	(2,862)	1,821	(1,041)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		19,200	(257)	(13)	(270)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		16,898	(5)	1,015	1,010	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		84,700	740	(369)	371	58	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2029		69,900	34	2,150	2,184	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		16,500	(312)	269	(43)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		118,700	(12,228)	5,149	(7,079)	102	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		224,100	(2,264)	(2,201)	(4,465)	218	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		108,660	810	(1,403)	(593)	114	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		57,200	3,442	5,069	8,511	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		36,100	(505)	4,426	3,921	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		23,900	(3,269)	720	(2,549)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		10,020	(164)	247	83	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		93,400	(2,328)	(8,200)	(10,528)	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		6,160	119	229	348	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		8,300	(57)	3,190	3,133	20	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		14,500	(35)	6,060	6,025	34	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		15,100	(58)	6,032	5,974	36	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		10,800	(33)	3,680	3,647	26	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		10,900	775	(4,964)	(4,189)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		76,450	(1,210)	34,888	33,678	207	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		8,000	755	1,171	1,926	26	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,700	159	972	1,131	0	(30)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		6,200	583	540	1,123	0	(34)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		2,600	225	1,202	1,427	0	(16)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		15,300	192	1,697	1,889	18	0

							$(16,966)	$66,039	$49,073	$1,051	$(378)

Total Swap Agreements							$(19,070)	$65,565	$46,495	$1,057	$(575)

(o)	Securities with an aggregate market value of $785 and cash of $23,620 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026	CAD	74		$54	$1	$0
BOA	04/2026	DOP	165,629		2,710	12	(13)
	04/2026	JPY	86,453		542	0	(3)
	04/2026		$858	EUR	737	0	(7)
	05/2026	DOP	3,699		$57	0	(4)
	05/2026		$542	JPY	86,193	3	0
BPS	04/2026	CAD	150		$111	3	0
	08/2030	KWD	57		193	5	0
	01/2031		2,106		7,099	155	0
BRC	04/2026	HKD	2,050		262	0	0
	04/2026	TRY	275,114		5,972	0	(93)
	04/2026		$10,853	TRY	490,750	56	0
	05/2026	TRY	70,894		$1,522	0	(9)
	05/2026		$244	TRY	11,306	0	0
BSH	04/2026	JPY	477,855		$2,993	0	(18)
	04/2026		$9,694	GBP	7,282	0	(55)
	05/2026	GBP	7,282		$9,693	55	0
	05/2026		$2,993	JPY	476,416	18	0
CBK	04/2026	EUR	1,990		$2,307	7	0
	04/2026		$1,027	EUR	884	0	(5)
	04/2026		8,100	GBP	6,110	0	(12)
	06/2026	COP	41,614,145		$11,065	0	(79)
	08/2026		20,519,127		5,390	0	(26)
	09/2026		2,928,113		756	0	(11)
DUB	04/2026	HKD	9,947		1,271	2	0
	06/2026	KZT	26,504		51	0	(3)
FAR	04/2026	GBP	18,560		25,082	516	0
	04/2026	JPY	594,974		3,728	0	(21)
	04/2026		$7,092	GBP	5,243	0	(153)
	04/2026		1,189	JPY	185,763	0	(18)
	05/2026		3,728		593,177	21	0
GLM	04/2026	DOP	145,949		$2,261	0	(131)
	04/2026	KZT	17,850		37	0	0
	05/2026	DOP	129,193		2,008	2	(119)
	06/2026		16,201		264	0	(1)
	06/2026		$122	MXN	2,179	0	(1)
	09/2026	DOP	14,722		$233	0	(6)
IND	04/2026	EUR	123,433		145,748	3,078	0
JPM	04/2026	HKD	11,608		1,485	3	0
	04/2026		$1,437	EUR	1,224	0	(22)
MBC	04/2026	GBP	75		$100	1	0
	04/2026	JPY	183,916		1,150	0	(9)
	04/2026		$2,222	EUR	1,922	1	(2)
	04/2026		1,316	JPY	204,652	0	(27)
	05/2026	JPY	1,359,800		$8,547	0	(46)
	05/2026		$565	EUR	491	3	0
	05/2026		1,150	JPY	183,360	9	0
NGF	04/2026		1,686	TRY	77,661	3	0
	05/2026		855		39,477	0	(2)
SCX	04/2026		162	CAD	224	0	(1)
	04/2026		937	JPY	146,095	0	(16)
	05/2026	CAD	224		$162	1	0
SOG	04/2026		$139,859	EUR	120,656	183	(583)
	04/2026		5,179	JPY	805,808	0	(101)
	05/2026	EUR	99,124		$114,568	0	(179)
	06/2026	EGP	3,718		69	4	0
	06/2026	PEN	5,066		1,504	53	0
SSB	04/2026		$6	JPY	945	0	0
UAG	04/2026	TRY	29,117		$630	0	(11)
	05/2026		4,655		100	0	(1)

Total Forward Foreign Currency Contracts						$4,195	$(1,788)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	1,900	$(30)	$(5)
Call - OTC USD versus TRY	49.650	04/17/2026	2,900	(45)	(10)
Call - OTC USD versus TRY	49.650	04/21/2026	1,000	(15)	(4)
Call - OTC USD versus TRY	49.600	04/24/2026	500	(7)	(3)
Call - OTC USD versus TRY	49.990	05/01/2026	1,000	(15)	(8)

Total Written Options	$(112)	$(30)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Petroleos Mexicanos	1.000%	Quarterly	12/20/2030	3.124%	$100	$(8)	$(1)	$0	$(9)
CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710	200	(3)	6	3	0
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	600	(49)	(2)	0	(51)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	2,700	0	116	116	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	235	0	1	1	0
GST	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	20,000	(11)	2	0	(9)
Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.711	$800	(155)	121	0	(34)
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	1,300	(11)	9	0	(2)
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710	100	(1)	2	1	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	20,000	(10)	1	0	(9)
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	$900	(70)	(7)	0	(77)

Total Swap Agreements	$(318)	$248	$121	$(191)

(q)

Securities with an aggregate market value of $1,058 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$217,212	$94,300	$311,512
Corporate Bonds & Notes
Banking & Finance	0	74,842	0	74,842
Industrials	0	206,011	14,632	220,643
Utilities	0	32,453	131	32,584
Convertible Bonds & Notes
Industrials	0	22,471	0	22,471
Municipal Bonds & Notes
Michigan	0	1,763	0	1,763
West Virginia	0	4,126	0	4,126
U.S. Government Agencies	0	26,408	4,742	31,150
U.S. Treasury Obligations	0	1,277	0	1,277
Non-Agency Mortgage-Backed Securities	0	47,137	0	47,137
Asset-Backed Securities
Automobile ABS Other	0	2,778	0	2,778
Home Equity Other	0	30,126	0	30,126
Home Equity Sequential	0	1,493	0	1,493
Whole Loan Collateral	0	23,167	0	23,167
Other ABS	0	7,267	2,330	9,597
Sovereign Issues	0	93,767	0	93,767
Common Stocks
Communication Services	2,633	158	2,850	5,641
Consumer Discretionary	0	0	16	16
Financials	3	11,547	0	11,550
Health Care	0	0	21,467	21,467
Industrials	0	0	11,234	11,234
Real Estate	0	0	199	199
Warrants
Communication Services	0	1,080	0	1,080
Preferred Securities
Banking & Finance	0	3,082	10,170	13,252
Industrials	0	2,266	2,492	4,758
Real Estate Investment Trusts
Real Estate	2,119	0	0	2,119
Short-Term Instruments
Mutual Funds	0	517	0	517
Egypt Treasury Bills	0	201	0	201
Nigeria Treasury Bills	0	18,334	0	18,334
Turkey Treasury Bills	0	313	0	313
U.S. Treasury Bills	0	1,377	0	1,377

$4,755	$831,173	$164,563	$1,000,491
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,611	$0	$0	$49,611

Total Investments	$54,366	$831,173	$164,563	$1,050,102

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,057	0	1,057
Over the counter	0	4,199	117	4,316

$0	$5,256	$117	$5,373
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(575)	0	(575)
Over the counter	0	(2,009)	0	(2,009)

$0	$(2,584)	$0	$(2,584)

Total Financial Derivative Instruments	$0	$2,672	$117	$2,789

Totals	$54,366	$833,845	$164,680	$1,052,891

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$56,725	$12,597	$(13,933)	$212	$14	$783	$37,902	$0	$94,300	$(21)
Corporate Bonds & Notes
Banking & Finance	301	(2)	(35)	0	2	43	0	(309)	0	0
Industrials	13,912	937	(1,335)	18	0	1,100	0	0	14,632	746
Utilities	0	111	0	(2)	0	22	0	0	131	22
U.S. Government Agencies	4,786	0	(94)	16	30	4	0	0	4,742	1

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Asset-Backed Securities
Other ABS	2,729	0	0	5	(1,186)	782	0	0	2,303	(265)
Common Stocks
Communication Services	9,830	0	(8,723)	0	4,629	(2,886)	0	0	2,850	2,698
Consumer Discretionary	16	0	0	0	0	0	0	0	16	0
Financials	5,975	0	(6,123)	0	(6,417)	6,565	0	0	0	0
Health Care	22,039	0	0	0	0	(572)	0	0	21,467	(572)
Industrials	9,037	2,867	(2,088)	0	32	1,386	0	0	11,234	1,387
Real Estate	13	0	0	0	0	186	0	0	199	186
Warrants
Communication Services	1,925	0	(1,735)	0	458	(648)	0	0	0	0
Financials	1	0	(7)	0	(4,154)	4,160	0	0	0	0
Preferred Securities
Banking & Finance	0	9,928	0	0	0	242	0	0	10,170	242
Industrials	2,606	156	0	0	0	(270)	0	0	2,492	(270)

	$129,985	$26,594	$(34,073)	$249	$(6,592)	$10,875	$37,902	$(309)	$164,563	$4,154
Financial Derivative Instruments - Assets
Over the counter	$164	$0	$(2)	$0	$0	$(45)	$0	$0	$117	$(45)

Totals	$130,059	$26,594	$(34,075)	$249	$(6,592)	$10,852	$37,902	$(309)	$164,680	$4,109

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$9,599	Comparable Companies			EBITDA Multiple		X	16.630	—
		38,780	Discounted Cash Flow			Discount Rate			6.312 - 9.745	8.283
		4,234	Indicative Market Quotation			Broker Quote			101.250	—
		3,000	Recent Transaction			Purchase Price			100.000	—
		38,687	Third Party Vendor			Broker Quote			-	—
Corporate Bonds & Notes
Industrials		14,632	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/%	12.500/10.000	—
Utilities		131	Indicative Market Quotation			Broker Quote		EUR	12.000	—
U.S. Government Agencies		4,742	Discounted Cash Flow			Discount Rate			11.670	—
Asset-Backed Securities
Other ABS		2,330	Discounted Cash Flow			Discount Rate		X	12.000 - 20.000	18.642
Common Stocks
Communication Services		2,598	Indicative Market Quotation			Broker Quote			$15.000	—
		252	Reference Instrument			Liquidity Discount			-	—
Consumer Discretionary		16	Comparable Companies / Discounted Cash Flow			Revenue Multiple / Discount Rate		X/%	0.500/20.750	—
Industrials		8,240	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/%	12.500/10.000	—
		2,142	Indicative Market Quotation			Broker Quote			$0.594 - 23.000	16.820
		852	Indicative Market Quotation			Broker Quote		EUR	16.000	—
Health Care		21,467	Comparable Companies			EBITDA Multiple		X	16.360	—
Real Estate		199	Other Valuation Techniques(4)							—
Preferred Securities
Banking & Finance		4,018	Discounted Cash Flow			Discount Rate			11.900	—
		6,152	Recent transaction			Purchase price			$-	—
Industrials		261	Comparable Companies			Revenue/ EBITDA Multiple		X	4.625/18.000	—
		2,231	Discounted Cash Flow			Discount Rate			19.155	—
Financial Derivative Instruments - Assets
Over the counter		117	Indicative Market Quotation			Broker Quote			0.191 - 4.267	4.222

Total		$164,680

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Security type updated from Financials to Real Estate since prior fiscal year end.
(4)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value

Notes to Financial Statements (Cont.)

hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$69,943	$352,268	$(372,600)	$12	$(12)	$49,611	$871	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	HKD	Hong Kong Dollar	NGN	Nigerian Naira
COP	Colombian Peso	JPY	Japanese Yen	PEN	Peruvian New Sol
DOP	Dominican Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
EGP	Egyptian Pound	KZT	Kazakhstani Tenge	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
CDOR06	6 month CDN Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	TBD	To-Be-Determined
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding